Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Movements in Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2011	$111,869	$11,164	$5,504	$303	$128,840
Goodwill arising from acquisitions during the year	—	640	—	32,343	32,983
Foreign currency translation adjustments	206	165	81	741	1,193

Balance as of December 31, 2012	$112,075	$11,969	$5,585	$33,387	$163,016
Goodwill arising from acquisitions during the year	1,807	5,417	70,694	—	77,918
Foreign currency translation adjustments	344	394	141	663	1,542

Balance as of December 31, 2013	$114,226	$17,780	$76,420	$34,050	$242,476